Other Income and expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit Facility fee – warrants	$ (930)	$ 0
Interest income	241	188
Foreign exchange gain (loss)	(15)	964
Other income (expenses)	(68)	(4)
Other finance income (cost)	$ (772)	$ 1,148